Financial Risk Management Objective and Policies (Details) - Schedule of impact of sayrafa application	12 Months Ended
Dec. 31, 2022 USD ($)
At official rate [Member]
Financial Risk Management Objective and Policies (Details) - Schedule of impact of sayrafa application [Line Items]
Cost of revenues	$ 407,056
Finance costs	315,883
General and administrative expenses	799,955
Net foreign exchange differences	7,690,532
Other income	3,082
Revenue	9,416,614
Selling and distribution expenses	158,475
Consultancy and professional fees	1,013
At sayrafa rate [Member]
Financial Risk Management Objective and Policies (Details) - Schedule of impact of sayrafa application [Line Items]
Cost of revenues	24,587
Finance costs	17,119
General and administrative expenses	46,645
Net foreign exchange differences	391,694
Other income	209
Revenue	536,265
Selling and distribution expenses	9,603
Consultancy and professional fees	44
Impact [Member]
Financial Risk Management Objective and Policies (Details) - Schedule of impact of sayrafa application [Line Items]
Cost of revenues	382,469
Finance costs	298,764
General and administrative expenses	753,310
Net foreign exchange differences	7,298,838
Other income	2,873
Revenue	8,880,349
Selling and distribution expenses	148,872
Consultancy and professional fees	$ 969